Revenue	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Revenue
22.	Revenue

(1)	Contract balances
Receivables from contracts with customers, contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1	March 31
	2021	2022
Receivables from contracts with customers *1	1,177,027	1,382,377
Contract assets *2	12,204	16,785
Contract liabilities *3	294,911	366,227

	Yen in millions
	April 1	March 31
	2022	2023
Receivables from contracts with customers *1	1,382,377	1,679,106
Contract assets *2	16,785	19,355
Contract liabilities *3	366,227	508,454

*1
Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,”
non-current.

*2	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”

*3	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”
Contract liabilities principally relate to customer advances received prior to performance. Revenues of 216,931 million yen, 231,274 million yen and 303,779 million yen were recognized during the fiscal years ended March 31, 2021, 2022 and 2023, which were included in the balance of contract liabilities as of
April
 1, 2020, 2021 and 2022. Revenues of 76,405 million yen, 78,149 million yen and 45,645 million yen were recognized during the fiscal years ended March 31, 2021, 2022 and 2023 respectively, from performance obligations satisfied prior to April 1, 2020, 2021 and 2022 respectively.

(2)	Performance obligations
Remaining (unsatisfied or partially unsatisfied) performance obligations represent future revenues not yet recorded for firm orders that have not yet been performed. Sony applies practical expedients to exclude contracts with an expected original duration of one year or less. The following table shows the summary of the transaction prices allocated to remaining performance obligations that are unsatisfied as of March 31, 2022 and 2023, respectively, of which more than half are expected to be recognized within one year and substantially all within three years. The amount of the transaction price related to variable consideration is included only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue to be recognized will not occur.

	Yen in millions
	March 31
	2022	2023
Pictures — Motion Pictures and Television Productions *1	705,974	796,690
Pictures — Media Networks	17,568	8,120
Music *2	127,530	140,842
Others	57,948	68,708

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.

*2	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.

(3)	Contract costs
Contract costs are comprised as follows:

	Yen in millions
	March 31
	2022	2023
Incremental costs of obtaining a contract	7,336	6,110
Sony applies practical expedients to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset that otherwise would have been recognized is one year or less. The amortization of 7,271 million yen, 6,917 million yen and 4,686 million yen was recognized during the fiscal years ended March 31, 2021, 2022 and 2023, respectively. The incremental costs of obtaining a contract are primarily recognized in the ET&S segment for the internet-related service business and amortized to expense over the contract period.

(4)	Disaggregation of revenue
For the breakdown of sales and financial services revenue by segments, product categories and
g
eographies, refer to Note 4.